Employee benefits (Details 3) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Discount rate Increased by 1%	₩ (73,191)	₩ (70,838)
Discount rate Decreased by 1%	84,609	81,873
Future salary growth Increased by 1%	85,026	81,953
Future salary growth Decreased by 1%	₩ (74,839)	₩ (72,186)